Financial Statement Schedule I - STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements
Net income	$ 363,634	$ 298,555	$ 109,876
Comprehensive income attributable to Canadian Solar Inc.	287,599	119,457	73,343
Reportable legal entities | Parent Company
Condensed Financial Statements
Net income	274,187	239,968	95,248
Other comprehensive income (loss) (net of tax)	13,412	(120,511)	(21,905)
Comprehensive income attributable to Canadian Solar Inc.	$ 287,599	$ 119,457	$ 73,343